GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment test of PPE and Intangibles (excluding goodwill) Narrative (Details) tonnes in Millions, $ in Millions			12 Months Ended
	Dec. 31, 2023 cash_generating_unit facility	Dec. 07, 2023 USD ($)	Dec. 31, 2024 USD ($) tonnes cash_generating_unit	Dec. 31, 2023 USD ($) cash_generating_unit	Dec. 31, 2022 USD ($)
Disclosure of information for cash-generating units [line items]
Number of facilities combined for impairment testing | facility	2
Number of cash-generating units | cash_generating_unit	46		45	46
Impairment (note 5.3)			$ 116	$ 1,038	$ 1,026
Brazil
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment			43
Poland
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment			36
Liberia
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment			$ 1,426
Number of tonnes at full capacity | tonnes			20
Long Products South Africa
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment			$ 37
Long Products South Africa | South Africa
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		$ 112
Impairment (note 5.3)			$ 112
AMKR
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment					1,020
Impairment (note 5.3)					1,026
Impairment loss recognised in profit or loss, intangible assets other than goodwill					$ 6
ArcelorMittal Temirtau | Disposal group, disposed of by sale, not discontinued operations
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		732
Consideration		$ 278